Financial risk management - Summary of Significant Unobservable Inputs Used in Fair Value Measurement of Assets (Detail) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Disclosure of significant unobservable inputs used in fair value measurement of assets [line items]
Fair values	¥ 11,753	¥ 5,000
Expected Volatility Measurement Input
Disclosure of significant unobservable inputs used in fair value measurement of assets [line items]
Description	Investments in unlisted company
Unobservable inputs	Expected volatility
Change of inputs	52.00%	51.00%
Relationship of unobservable inputs to fair value	The higher the expected volatility, the higher the fair value
Expected Volatility Measurement Input | Investments Made In The Previous Period [Member]
Disclosure of significant unobservable inputs used in fair value measurement of assets [line items]
Description	Investments in unlisted company
Unobservable inputs	Expected volatility
Change of inputs	65.00%
Relationship of unobservable inputs to fair value	The higher the expected volatility, the higher the fair value
Expected Volatility Measurement Input | Level 3
Disclosure of significant unobservable inputs used in fair value measurement of assets [line items]
Fair values	¥ 6,753	¥ 5,000
Expected Volatility Measurement Input | Level 3 | Investments Made In The Previous Period [Member]
Disclosure of significant unobservable inputs used in fair value measurement of assets [line items]
Fair values	¥ 5,000
Discount For Lack Of Marketability
Disclosure of significant unobservable inputs used in fair value measurement of assets [line items]
Unobservable inputs	Discount for lack of marketability (“DLOM”)
Change of inputs	20.00%	19.00%
Relationship of unobservable inputs to fair value	The higher the DLOM, the lower the fair value
Discount For Lack Of Marketability | Investments Made In The Previous Period [Member]
Disclosure of significant unobservable inputs used in fair value measurement of assets [line items]
Unobservable inputs	Discount for lack of marketability (“DLOM”)
Change of inputs	27.00%
Relationship of unobservable inputs to fair value	The higher the DLOM, the lower the fair value